Financial items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Income Expense [Abstract]
Foreign exchange gains (losses) derivative financial instruments	$ 149	$ (920)	$ 353
Other foreign exchange gains (losses)	(315)	1,046	(473)
Net foreign exchange gains (losses)	(166)	126	(120)
Dividends received	150	63	46
Gains (losses) financial investments	(72)	108	0
Interest income on other financial assets	45	64	63
Interest income non-current financial receivables	27	24	22
Interest income current financial assets and other financial items	132	228	305
Interest income and other financial items	283	487	436
Gains (losses) derivative financial instruments	(341)	(61)	470
Interest expense bonds and bank loans and net interest on related derivatives	(922)	(1,004)	(830)
Interest expense finance lease liabilities	(23)	(26)	(26)
Capitalised borrowing costs	552	454	355
Accretion expense asset retirement obligations	(461)	(413)	(420)
Interest expense current financial liabilities and other finance expense	(185)	86	(122)
Interest and other finance expenses	(1,040)	(903)	(1,043)
Net financial items	(1,263)	(351)	(258)
Interest expense	868	1,084	1,018
Net interest income	55
Net interest on related derivatives from the held for trading category		80	188
Income from release of a provision	319
Fair value gain (loss) from the trading instruments held	(357)	(77)	454
Net foreign exchange gain		$ 427
Net foreign exchange loss	$ 422		$ 205